Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at May. 31, 2023	$ 0	$ 75,663	$ 14,495,356	$ (14,698,030)	$ (127,011)
Beginning balance, shares at May. 31, 2023	200	756,612,000
Net income				353,082	353,082
Ending balance, value at Aug. 31, 2023	$ 0	$ 75,663	14,495,356	(14,344,948)	226,071
Ending balance, shares at Aug. 31, 2023	200	756,612,000
Beginning balance, value at May. 31, 2024	$ 0	$ 332,555	14,747,367	(14,863,486)	216,436
Beginning balance, shares at May. 31, 2024	200	3,325,531,102
Net income				(204,944)	(204,944)
Ending balance, value at Aug. 31, 2024	$ 0	$ 332,555	$ 14,747,367	$ (15,068,430)	$ 11,492
Ending balance, shares at Aug. 31, 2024	200	3,325,531,102